RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS
28. RELATED PARTY TRANSACTIONS

Pursuant to IAS 24 — Related Party Disclosures (“IAS 24”), the related parties of Ferrari include Exor N.V. and together with its subsidiaries the Exor Group, as well as all entities and individuals capable of exercising control, joint control or significant influence over the Company and its subsidiaries. Related parties also include companies over which the Exor Group is capable of exercising control, joint control or significant influence, including Stellantis N.V., and together with its subsidiaries the Stellantis Group, and CNH Industrial N.V. and its subsidiaries, as well as joint ventures and associates of Ferrari. In addition, members of the Ferrari Board of Directors and executives with strategic responsibilities and their families are also considered related parties.

The Group carries out transactions with related parties on commercial terms that are normal in the respective markets, considering the characteristics of the goods or services involved. Transactions carried out by the Group with these related parties are primarily of a commercial nature and, in particular, these transactions relate to:

Transactions with Stellantis Group companies

•transactions with Stellantis Group companies relating to technical cooperation agreements with the aim to enhance the quality and competitiveness of the parties’ products while reducing costs and investments, as well as for certain services received by Stellantis Group companies, mainly of an administrative nature;
•the sale of engines to Maserati S.p.A. (“Maserati”) and the purchase of engine components for the use in the production of Maserati engines from FCA US LLC. The contract with Maserati expired in December 2023 and residual sales occurred throughout 2024.

Transactions with Stellantis Group companies for the periods presented include transactions with FCA Bank until April 1, 2023. Following the sale by the Stellantis Group of its 50 percent ownership interest in FCA Bank to Crédit Agricole Consumer Finance S.A., FCA Bank (which was renamed CA Auto Bank) is now fully owned by Crédit Agricole Consumer Finance S.A. and is no longer a related party of Ferrari.

    Transactions with Exor Group companies (excluding Stellantis Group companies)

•the Group incurs rental costs from Iveco S.p.A. (a company belonging to Iveco Group) for the rental of trucks used by the Scuderia Ferrari racing team;

•the Group earns sponsorship revenue from Iveco S.p.A.

    Transactions with other related parties

•the purchase of components for Formula 1 racing cars from COXA S.p.A.;

•consultancy services provided by HPE S.r.l.;

•sponsorship agreement relating to Formula 1 activities with Ferretti S.p.A.;

•sale of cars to certain members of the Board of Directors of Ferrari N.V. and Exor.

In accordance with IAS 24, transactions with related parties also include compensation to Directors and managers with strategic responsibilities.
    The amounts of transactions with related parties recognized in the consolidated income statement are as follows:

	For the years ended December 31,
	2024			2023			2022
	Net revenues	Costs(1)	Financial expenses/(income), net	Net revenues	Costs(1)	Financial expenses, net	Net revenues	Costs(1)	Financial expenses, net
	(€ thousand)
Stellantis Group companies
Maserati	4,947	1,636	—	50,391	2,091	—	78,946	2,989	—
FCA US LLC	—	—	—	—	6,803	—	14	14,861	—
Other Stellantis Group companies	12,919	1,353	—	11,489	6,280	1,032	10,953	5,950	2,696
Total Stellantis Group companies	17,866	2,989	—	61,880	15,174	1,032	89,913	23,800	2,696
Exor Group companies (excluding the Stellantis Group)	485	1,913	22	281	1,615	3	282	1,611	—
Other related parties	5,487	15,993	13	2,237	15,000	—	3,088	14,121	1
Total transactions with related parties	23,838	20,895	35	64,398	31,789	1,035	93,283	39,532	2,697

Total for the Group	6,676,668	3,903,070	(1,205)	5,970,146	3,477,355	15,015	5,095,254	3,098,475	49,616
_____________________________
(1)    Costs include cost of sales, selling, general and administrative costs and other expenses, net.
Non-financial assets and liabilities originating from related party transactions are as follows:

	At December 31,
	2024				2023
	Trade receivables	Trade payables	Other current assets	Other liabilities	Trade receivables	Trade payables	Other current assets	Other liabilities
	(€ thousand)
Stellantis Group companies
Maserati	2,838	2,700	—	23	19,681	3,696	—	—
FCA US LLC	11	—	—	—	11	771	—	—
Other Stellantis Group companies	805	863	10	304	588	1,858	6	704
Total Stellantis Group companies	3,654	3,563	10	327	20,280	6,325	6	704
Exor Group companies (excluding the Stellantis Group)	153	49	1,026	924	—	392	214	218
Other related parties	357	1,691	341	346	118	2,726	—	51
Total transactions with related parties	4,164	5,303	1,377	1,597	20,398	9,443	220	973

Total for the Group	349,176	945,657	137,763	1,106,221	261,380	930,560	130,228	1,022,967

At December 31, 2024 and at December 31, 2023 there were no financial assets or financial liabilities with related parties.
Emoluments to Directors and Key Management
The fees of the Directors of Ferrari N.V. are as follows:

	For the years ended December 31,
	2024	2023	2022
	(€ thousand)
Directors of Ferrari N.V.	11,331	9,791	7,660
The aggregate compensation to Directors of Ferrari N.V. for year ended December 31, 2024 was €11,331 thousand (€9,791 thousand in 2023 and €7,660 thousand in 2022), inclusive of the following:

•€6,936 thousand for salary and other short-term benefits, including short-term incentives (€6,688 thousand in 2023 and €5,650 thousand in 2022);
•€230 thousand for pension benefits (€230 thousand in 2023 and 2022), and
•€4,165 thousand for share-based compensation awarded under the Company’s equity incentive plans and other share-based payments (€2,873 thousand in 2023 and €1,780 thousand in 2022). See Note 21 “Share-based compensation” for additional information related to the Company’s equity incentive plans. There was no equity-settled compensation for Non-Executive Directors for the years ended December 31, 2024, 2023 and 2022.
The aggregate compensation for members of the FLT (excluding the CEO) in 2024 was €29,292 thousand (€39,131 thousand in 2023 and €33,935 thousand in 2022), inclusive of the following:

•€23,146 thousand for salary and other short-term benefits, including short-term incentives (€34,107 thousand in 2023 and €28,084 thousand in 2022);
•€5,464 thousand for share-based compensation awarded under the Company’s equity incentive plans (€4,479 thousand in 2023 and €5,176 thousand in 2022); and
•€682 thousand for pension contributions (€545 thousand in 2023 and €675 thousand in 2022).